Consolidated Statements of Income (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Consolidated Statements of Income [Abstract]
Operating revenues (net of contractual allowances and discounts)									$ 13,626,168		$ 12,623,274		$ 11,742,454
Provision for bad debts									1,719,956		1,530,852		1,408,953
Net operating revenues	3,005,825	2,945,477	3,000,827	2,954,083	2,904,356	2,772,311	2,713,644	2,702,111	11,906,212		11,092,422		10,333,501
Operating costs and expenses:
Salaries and benefits									5,577,925		5,093,767		4,701,231
Supplies									1,834,106		1,738,088		1,649,779
Other operating expenses									2,515,638		2,296,063		2,129,081
Electronic health records incentive reimbursement									(63,397)
Rent									254,781		248,463		237,536
Depreciation and amortization									652,674		594,997		551,043
Total operating costs and expenses									10,771,727		9,971,378		9,268,670
Income from operations									1,134,485		1,121,044		1,064,831
Interest expense, net of interest income of $4,650, $1,757 and $3,561 in 2011, 2010, and 2009, respectively									644,410		647,593		643,608
Loss (gain) from early extinguishment of debt									66,019				(2,385)
Equity in earnings of unconsolidated affiliates									(49,491)		(45,443)		(36,531)
Impairment of long-lived and other assets									0				12,477
Income from continuing operations before income taxes	67,638	132,517	137,695	135,697	132,520	131,328	131,140	123,906	473,547		518,894		447,662
Provision for income taxes									137,653		163,681		141,851
Income from continuing operations	55,615	95,800	92,874	91,605	94,468	88,009	88,379	84,357	335,894		355,213		305,811
Discontinued operations, net of taxes:
(Loss) income from operations of entities sold									(7,769)		(6,772)		971
Impairment of hospitals sold									(47,930)
Loss on sale, net									(2,572)				(405)
(Loss) income from discontinued operations, net of taxes	(2,495)	(3,169)	(39,327)	(13,280)	(2,219)	(3,155)	(2,037)	639	(58,271)		(6,772)		566
Net income									277,623		348,441		306,377
Less: Net income attributable to noncontrolling interests									75,675		68,458		63,227
Net income attributable to Community Health Systems, Inc.	$ 30,931	$ 74,304	$ 35,389	$ 61,324	$ 69,510	$ 70,401	$ 70,065	$ 70,007	$ 201,948		$ 279,983		$ 243,150
Basic earnings per share attributable to Community Health Systems, Inc. common stockholders:
Continuing operations	$ 0.38	$ 0.87	$ 0.82	$ 0.82	$ 0.79	$ 0.80	$ 0.77	$ 0.76	$ 2.89	[1]	$ 3.13	[1]	$ 2.68	[1]
Discontinued operations	$ (0.03)	$ (0.04)	$ (0.43)	$ (0.15)	$ (0.02)	$ (0.03)	$ (0.02)	$ 0.01	$ (0.65)	[1]	$ (0.07)	[1]
Net income	$ 0.35	$ 0.83	$ 0.39	$ 0.67	$ 0.77	$ 0.77	$ 0.75	$ 0.76	$ 2.24	[1]	$ 3.05	[1]	$ 2.68	[1]
Diluted earnings per share attributable to Community Health Systems, Inc. common stockholders:
Continuing operations	$ 0.38	$ 0.86	$ 0.81	$ 0.81	$ 0.78	$ 0.80	$ 0.76	$ 0.75	$ 2.87	[1]	$ 3.08	[1]	$ 2.65	[1]
Discontinued operations	$ (0.03)	$ (0.04)	$ (0.43)	$ (0.14)	$ (0.02)	$ (0.03)	$ (0.02)	$ 0.01	$ (0.64)	[1]	$ (0.07)	[1]
Net income	$ 0.35	$ 0.83	$ 0.39	$ 0.67	$ 0.76	$ 0.76	$ 0.74	$ 0.75	$ 2.23	[1]	$ 3.01	[1]	$ 2.66	[1]
Weighted-average number of shares outstanding:
Basic	88,344,566	89,412,310	91,130,672	91,008,405	90,422,331	91,484,466	93,358,771	91,615,275	89,966,933		91,718,791		90,614,886
Diluted	88,913,813	89,857,583	91,783,725	92,136,819	91,778,801	92,462,702	94,711,919	92,836,451	90,666,348		92,946,048		91,517,274

[1]	Total per share amounts may not add due to rounding.